MASSMUTUAL SELECT FUNDS

Supplement dated August 30, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the MassMutual Select Small Company Growth Fund:

Effective as of the close of business on August 27, 2013, Class N shares of the Small Company Growth Fund are no longer available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE